Portfolio of Available for Sale Securities (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities USD ($)	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Government of India securities INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities Government of India securities INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Securities issued by Government of India sponsored institutions INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities Securities issued by Government of India sponsored institutions INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Securities issued by state government INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities Securities issued by state government INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Securities issued by state government sponsored institutions INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities Securities issued by state government sponsored institutions INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Fair Values Of Credit Substitutes INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities Fair Values Of Credit Substitutes INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Other corporate/financial institution bonds INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities Other corporate/financial institution bonds INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Deposit Certificates issued by banks INR	Mar. 31, 2011 Debt securities, other than asset and mortgage-backed securities Deposit Certificates issued by banks INR	Mar. 31, 2012 Mortgage-backed securities INR	Mar. 31, 2011 Mortgage-backed securities INR	Mar. 31, 2012 Asset-backed securities INR	Mar. 31, 2011 Asset-backed securities INR	Mar. 31, 2012 Other securities INR	Mar. 31, 2011 Other securities INR	Mar. 31, 2012 Securities with gross unrealized losses INR	Mar. 31, 2011 Securities with gross unrealized losses INR	Mar. 31, 2012 Securities with gross unrealized gains INR	Mar. 31, 2011 Securities with gross unrealized gains INR
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 16,074.5	818,032.4	637,047.1		804,895.1	631,064.4	764,267.2	587,417.8	376.7	290.6	251.8	252.6	754.9	9.8	11,789.8	14,526.6	219.7	1,117.8	27,235.0	27,449.2	3,094.3	4,565.9	485.3	831.9	9,557.7	584.9
Gross Unrealized Gains	31.4	1,596.8	554.5		611.5	266.1	505.2	113.7	2.3	6.0	0	1.2	0	0	47.3	26.1	27.3	51.7	29.4	67.4	222.9	274.5	100.0	13.9	662.4	0
Gross Unrealized Losses	246.6	12,548.8	8,896.7		12,542.5	8,884.4	12,432.3	8,772.6	0	0	1.6	0.5	16.8	0	36.6	61.6	0	0.1	55.2	49.6	6.3	9.9	0	2.4	0	0
Fair Value	$ 15,859.3	807,080.4	628,704.9	$ 15,581.9	792,964.1	622,446.1	752,340.1	578,758.9	379.0	296.6	250.2	253.3	738.1	9.8	11,800.5	14,491.1	247.0	1,169.4	27,209.2	27,467.0	3,310.9	4,830.5	585.3	843.4	10,220.1	584.9	704,464.5	558,670.0	102,615.9	70,034.9